LEASES - Operating lease related assets and liabilities (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Operating lease related assets and liabilities recorded on the balance sheets
Rights of use lease assets	$ 360,681	¥ 2,549,914	¥ 0
Operating lease liabilities - current	187,981	1,328,976	0
Operating lease liabilities - non-current (including Nil and 352,775 ($49,899) from a related party as of June 30, 2019 and 2020, respectively)	171,165	1,210,088	¥ 0
Total operating lease liabilities	$ 359,146	¥ 2,539,064